CONCENTRATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2024 and December 31, 2023:

	As of		As of
	June 30, 2024		December 31, 2023
		% of			% of
	Amount	Total	Amount		Total
A	$727,855	31.10%	$		* %
B	454,360	19.42%			* %
C	412,364	17.62%			%
D	302,919	12.95%		479,511	18.93%
E	255,423	10.92%		*	* %
F	*	*		997,506	39.39%
G	*	* %		553,800	21.87%
Total	$2,152,921	92.01%		$2,030,817	80.19%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2024 and 2023.

	Six Months Ended June 30,
	2024		2023
Customer		% of			% of
	Amount	Total	Amount		Total
I	$3,022,476	24.91%	$	*	*	%
A	2,050,295	16.90%		*	*	%
B	1,298,049	10.70%		*	*	%
H	*	* %		1,421,213	17.46%
F	*	* %		1,145,778	14.08%
Total	$6,370,820	52.51%		$2,566,991	31.54%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of June 30, 2024 and December 31, 2023.

	As of		As of
	June 30,		December 31,
	2024		2023
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$810,711	63.29%	$829,815	89.25%
B	211,509	16.51%	*	* %
Total	$1,022,220	79.80%	829,815	89.25%

*	represented the percentage below 10%

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the six month ended June 30, 2024 and 2023.

	Six Months Ended June 30,
	2024		2023
Suppliers		% of			% of
	Amount	Total	Amount		Total
C	$2,301,768	17.54%	$	*	*	%
D	1,811,820	13.80%		*	*	%
E	1,438,856	10.96%		*	*	%
F	*	* %		1,831,395	26.35%
G	*	* %		759,940	10.93%
Total	$5,552,444	42.3%		2,591,335	37.28%